Accounts payable, accrued expenses and other liabilities	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Deferred revenue	$790,577	$827,525
Accounts payable and accrued expenses	420,607	444,042
Accrued interest	394,528	348,568
Operating lease liabilities	106,923	92,083
Derivative liabilities (Note 12)	9,866	80,840
	$1,722,501	$1,793,058